INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 18,513
Balance at end of period	17,955	$ 18,513
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	25,611	23,749
Additions	192	369
Acquisitions through business combinations	0	807
Dispositions	(86)	(195)
Assets reclassified as held for sale	0	(248)
Foreign currency translation	84	1,129
Balance at end of period	25,801	25,611
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(7,098)	(5,432)
Amortization and impairment expense	(823)	(1,608)
Dispositions	82	108
Assets reclassified as held for sale	0	102
Foreign currency translation	(7)	(268)
Balance at end of period	$ (7,846)	$ (7,098)